Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 25	$ 18	$ 14
Increase related to prior year tax positions	0	3	3
Increase related to current year tax positions	1	4	1
Decreases related to prior year tax positions	(4)	0	0
Lapse of statute of limitations	0	0	0
Settlements with taxing authorities	0	0	0
Ending balance	$ 22	$ 25	$ 18